STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Formation and operating costs	$ 294,154	$ 27,124	$ 321,278
Increase in fair value of Trust Fund	(13,666)	0	(13,666)
Increase in fair value of warrant liability	105,700	0	105,700
Net loss attributable to ordinary shares not subject to possible redemption	$ (386,188)	$ (27,124)	$ (413,312)
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption ( in shares)	2,365,902	1,437,500	1,906,195
Net loss per ordinary share, excluding shares subject to possible redemption (in dollars per share)	$ (0.16)	$ (0.02)	$ (0.22)